N-2	Jan. 15, 2025
Cover [Abstract]
Entity Central Index Key	0001737924
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	NUVEEN CHURCHILL DIRECT LENDING CORP.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. Before deciding whether to invest in the Notes, you should carefully consider the risks and uncertainties described in the section titled “Risk Factors” in our Annual Report on Form 10-K for the year ended December 31, 2023, as well as the section titled “Risk Factors” in subsequent filings with the SEC, which are incorporated by reference into this prospectus supplement and the accompanying prospectus, in their entirety, together with other information in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference herein and therein. The risks described in these documents are not the only ones we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. The Notes will not be an appropriate investment for you if you are not knowledgeable about significant features of the Notes or financial matters in general. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value, the trading price of our common shares and the value of our other securities could decline, and you may lose all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus supplement.
Risks Related to This Offering
The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we have incurred or may incur in the future.
The Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness or other obligations we or our subsidiaries have incurred and may incur in the future (or any indebtedness that is initially unsecured that we later secure) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 30, 2024, we had $113 million aggregate principal amount of outstanding indebtedness under our senior secured revolving credit facility with Sumitomo Mitsui Banking Corporation (the “Revolving Credit Facility”). The indebtedness under the Revolving Credit Facility is effectively senior to the Notes to the extent of the value of such assets.
The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of the Company and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of September 30, 2024, approximately $989 million of the indebtedness, at par value, required to be consolidated on our balance sheet was held through subsidiary financing vehicles and term debt securitizations and secured by certain assets of certain of our subsidiaries. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. As of September 30, 2024 we had $123 million aggregate principal amount of outstanding indebtedness under our secured special purpose vehicle asset credit facility with Sumitomo Mitsui Banking Corporation (the “SMBC Financing Facility”); $95 million aggregate principal amount of outstanding indebtedness under our secured special purpose vehicle asset credit facility with Wells Fargo Bank, N.A. (the “Wells Fargo Financing Facility”); $342 million aggregate principal amount of outstanding indebtedness under our 2022 term debt securitization (the “2022 Debt Securitization”); $215 million aggregate principal amount of outstanding indebtedness under our 2023 term debt securitization (the “2023 Debt Securitization”); and $215 million aggregate principal amount of outstanding indebtedness under our 2024 term debt securitization (the “2024 Debt
Securitization” and together with the SMBC Financing Facility, the Wells Fargo Financing Facility, the 2022 Debt Securitization and the 2023 Debt Securitization, the “Other Financing Facilities”). Consequently, the Notes are structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish, including each of the Other Financing Facilities. Our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
 Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of September 30, 2024, our total consolidated indebtedness (including the Other Financing Facilities), at par, was approximately $1,102 million, all of which was secured (of which $989 million was indebtedness of our subsidiaries) and none of which was unsecured. See “Capitalization.”
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;
• resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
• reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
• subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and
• limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt agreements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.
We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under the Revolving Credit Facility or the Other Financing Facilities, or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before it matures. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our shareholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. The Notes are rated by Moody’s Investor Service, or Moody’s, and Fitch Ratings, or Fitch. There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by Moody’s or Fitch if in any of their respective judgments future circumstances relating to the basis of the credit rating, such as adverse changes in our company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future.
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.
The indenture governing the Notes will contain limited protection for holders of the Notes.
The indenture governing the Notes will offer limited protection to holders of the Notes. The terms of the indenture and the Notes will not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to the Notes and (4) indebtedness or obligations (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, but giving effect, in either case, to any exemptive relief granted to us by the SEC;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•enter into transactions with affiliates;
• make investments; or
• create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes will not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Revolving Credit Facility or the Other Financing Facilities, or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Revolving Credit Facility or the Other Financing Facilities or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.
If our operating performance declines, we may, in the future, need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.
If we are unable to repay debt, lenders having secured obligations, including the lenders under the Revolving Credit Facility or the Other Financing Facilities, could proceed against the collateral securing the debt. Because our Revolving Credit Facility has, the indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Notes” in this prospectus supplement and “Description of Debt Securities” in the accompanying prospectus.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event because we may not have sufficient funds. Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that will govern the Notes, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of the Revolving Credit Facility and certain of the Other Financing Facilities provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the credit facility at that time and to terminate the credit facility.
Any failure to comply with these provisions would constitute an event of default under each of the other agreements governing our indebtedness, including the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or our other debt. See “Description of Notes — Offer to Repurchase Upon a Change of Control Repurchase Event.”
We cannot assure that an active trading market will be maintained for the Notes.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they currently intend to make a market in the Notes but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, we cannot assure you that a liquid trading market will be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.
Notes Are Unsecured And Therefore Are Subordinated To Any Secured Indebtedness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Notes are unsecured and therefore are effectively subordinated to any secured indebtedness we have incurred or may incur in the future.
The Notes are not secured by any of our assets or any of the assets of our subsidiaries. As a result, the Notes are effectively subordinated, or junior, to any secured indebtedness or other obligations we or our subsidiaries have incurred and may incur in the future (or any indebtedness that is initially unsecured that we later secure) to the extent of the value of the assets securing such indebtedness. In any liquidation, dissolution, bankruptcy or other similar proceeding, the holders of any of our existing or future secured indebtedness and the secured indebtedness of our subsidiaries may assert rights against the assets pledged to secure that indebtedness in order to receive full payment of their indebtedness before the assets may be used to pay other creditors, including the holders of the Notes. As of September 30, 2024, we had $113 million aggregate principal amount of outstanding indebtedness under our senior secured revolving credit facility with Sumitomo Mitsui Banking Corporation (the “Revolving Credit Facility”). The indebtedness under the Revolving Credit Facility is effectively senior to the Notes to the extent of the value of such assets.
The Notes Are Structurally Subordinated To The Indebtedness And Other Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The Notes are structurally subordinated to the indebtedness and other liabilities of our subsidiaries.
The Notes are obligations exclusively of the Company and not of any of our subsidiaries. None of our subsidiaries is a guarantor of the Notes and the Notes are not required to be guaranteed by any subsidiaries we may acquire or create in the future. As of September 30, 2024, approximately $989 million of the indebtedness, at par value, required to be consolidated on our balance sheet was held through subsidiary financing vehicles and term debt securitizations and secured by certain assets of certain of our subsidiaries. Except to the extent we are a creditor with recognized claims against our subsidiaries, all claims of creditors (including trade creditors) and holders of preferred stock, if any, of our subsidiaries will have priority over our equity interests in such subsidiaries (and therefore the claims of our creditors, including holders of the Notes) with respect to the assets of such subsidiaries. Even if we are recognized as a creditor of one or more of our subsidiaries, our claims would still be effectively subordinated to any security interests in the assets of any such subsidiary and to any indebtedness or other liabilities of any such subsidiary senior to our claims. As of September 30, 2024 we had $123 million aggregate principal amount of outstanding indebtedness under our secured special purpose vehicle asset credit facility with Sumitomo Mitsui Banking Corporation (the “SMBC Financing Facility”); $95 million aggregate principal amount of outstanding indebtedness under our secured special purpose vehicle asset credit facility with Wells Fargo Bank, N.A. (the “Wells Fargo Financing Facility”); $342 million aggregate principal amount of outstanding indebtedness under our 2022 term debt securitization (the “2022 Debt Securitization”); $215 million aggregate principal amount of outstanding indebtedness under our 2023 term debt securitization (the “2023 Debt Securitization”); and $215 million aggregate principal amount of outstanding indebtedness under our 2024 term debt securitization (the “2024 Debt
Securitization” and together with the SMBC Financing Facility, the Wells Fargo Financing Facility, the 2022 Debt Securitization and the 2023 Debt Securitization, the “Other Financing Facilities”). Consequently, the Notes are structurally subordinated, or junior, to all existing and future indebtedness and other obligations (including trade payables) incurred by any of our subsidiaries, financing vehicles or similar facilities and any subsidiaries, financing vehicles or similar facilities that we may in the future acquire or establish, including each of the Other Financing Facilities. Our subsidiaries may incur substantial additional indebtedness in the future, all of which would be structurally senior to the Notes.
Current Indebtedness Could Adversely Affect Our Business, Financial Condition And Results of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Our amount of debt outstanding may increase as a result of this offering. Our current indebtedness could adversely affect our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
As of September 30, 2024, our total consolidated indebtedness (including the Other Financing Facilities), at par, was approximately $1,102 million, all of which was secured (of which $989 million was indebtedness of our subsidiaries) and none of which was unsecured. See “Capitalization.”
The use of debt could have significant consequences on our future operations, including:
•making it more difficult for us to meet our payment and other obligations under the Notes and our other outstanding indebtedness;
• resulting in an event of default if we fail to comply with the financial and other restrictive covenants contained in our debt agreements, which event of default could result in substantially all of our debt becoming immediately due and payable;
• reducing the availability of our cash flow to fund investments, acquisitions and other general corporate purposes, and limiting our ability to obtain additional financing for these purposes;
• subjecting us to the risk of increased sensitivity to interest rate increases on our indebtedness with variable interest rates; and
• limiting our flexibility in planning for, or reacting to, and increasing our vulnerability to, changes in our business, the industry in which we operate and the general economy.
Any of the above-listed factors could have an adverse effect on our business, financial condition and results of operations and our ability to meet our payment obligations under the Notes and our other debt.
Our ability to meet our payment and other obligations under our debt agreements depends on our ability to generate significant cash flow in the future. This, to some extent, is subject to general economic, financial, competitive, legislative and regulatory factors as well as other factors that are beyond our control.
We cannot assure you that our business will generate sufficient cash flow from operations or that future borrowings will be available to us under the Revolving Credit Facility or the Other Financing Facilities, or otherwise in an amount sufficient to enable us to pay our indebtedness, including the Notes, or to fund our other liquidity needs. We may need to refinance all or a portion of our indebtedness, including the Notes, on or before it matures. We cannot assure you that we will be able to refinance any of our indebtedness on commercially reasonable terms or at all. If we cannot service our indebtedness, we may have to take actions such as selling assets or seeking additional equity. We cannot assure you that any such actions, if necessary, could be effected on commercially reasonable terms or at all, or on terms that would not be disadvantageous to our shareholders or on terms that would not require us to breach the terms and conditions of our existing or future debt agreements, including our payment obligations under the Notes.
Downgrade, Suspension Or Withdrawal Of The Credit Rating Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Notes, if any, or change in the debt markets could cause the liquidity or market value of the Notes to decline significantly.
Our credit ratings are an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in our credit ratings will generally affect the market value of the Notes. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Notes. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to maintain our credit ratings or to advise holders of Notes of any changes in our credit ratings. The Notes are rated by Moody’s Investor Service, or Moody’s, and Fitch Ratings, or Fitch. There can be no assurance that their respective credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by Moody’s or Fitch if in any of their respective judgments future circumstances relating to the basis of the credit rating, such as adverse changes in our company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future.
Market Interest Rates Increase Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
An increase in market interest rates could result in a decrease in the market value of the Notes.
The condition of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Notes. In general, as market interest rates rise, debt securities bearing interest at fixed rates of interest decline in value. Consequently, if you purchase Notes bearing interest at fixed rates and market interest rates increase, the market values of those Notes may decline. We cannot predict the future level of market interest rates.
Indenture Governing Contains Limited Protection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The indenture governing the Notes will contain limited protection for holders of the Notes.
The indenture governing the Notes will offer limited protection to holders of the Notes. The terms of the indenture and the Notes will not restrict our or any of our subsidiaries’ ability to engage in, or otherwise be a party to, a variety of corporate transactions, circumstances or events that could have an adverse impact on your investment in the Notes. In particular, the terms of the indenture and the Notes will not place any restrictions on our or our subsidiaries’ ability to:
•issue securities or otherwise incur additional indebtedness or other obligations, including (1) any indebtedness or other obligations that would be pari passu, or equal, in right of payment to the Notes, (2) any indebtedness or other obligations that would be secured and therefore rank effectively senior in right of payment to the Notes to the extent of the value of the assets securing such indebtedness, (3) indebtedness or other obligations of ours that are guaranteed by one or more of our subsidiaries and which therefore are structurally senior to the Notes and (4) indebtedness or obligations (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities that would be senior to our equity interests in those entities and therefore rank structurally senior to the Notes with respect to the assets of those subsidiaries, in each case other than an incurrence of indebtedness or other obligations that would cause a violation of Section 18(a)(1)(A) as modified by Section 61(a) of the 1940 Act or any successor provisions, but giving effect, in either case, to any exemptive relief granted to us by the SEC;
•pay dividends on, or purchase or redeem or make any payments in respect of, capital stock or other securities ranking junior in right of payment to the Notes;
•sell assets (other than certain limited restrictions on our ability to consolidate, merge or sell all or substantially all of our assets);
•create liens (including liens on the shares of our subsidiaries) or enter into sale and leaseback transactions;
•enter into transactions with affiliates;
• make investments; or
• create restrictions on the payment of dividends or other amounts to us from our subsidiaries.
Furthermore, the terms of the indenture and the Notes will not protect holders of the Notes in the event that we experience changes (including significant adverse changes) in our financial condition, results of operations or credit ratings, as they do not require that we or our subsidiaries adhere to any financial tests or ratios or specified levels of net worth, revenues, income, cash flow or liquidity.
Our ability to recapitalize, incur additional debt and take a number of other actions that are not limited by the terms of the Notes may have important consequences for you as a holder of the Notes, including making it more difficult for us to satisfy our obligations with respect to the Notes or negatively affecting the trading value of the Notes.
Certain of our current debt instruments include more protections for their holders than the indenture and the Notes. In addition, other debt we issue or incur in the future could contain more protections for its holders than the indenture and the Notes, including additional covenants and events of default. The issuance or incurrence of any such debt with incremental protections could affect the market for and trading levels and prices of the Notes.
Optional Redemption Provision Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
The optional redemption provision may materially adversely affect your return on the Notes.
The Notes are redeemable in whole or in part upon certain conditions at any time or from time to time at our option. We may choose to redeem the Notes at times when prevailing interest rates are lower than the interest rate paid on the Notes. In this circumstance, you may not be able to reinvest the redemption proceeds in a comparable security at an effective interest rate as high as that of the Notes being redeemed.
Default On Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If we default on our obligations to pay our other indebtedness, we may not be able to make payments on the Notes.
Any default under the agreements governing our indebtedness, including a default under the Revolving Credit Facility or the Other Financing Facilities, or under other indebtedness to which we may be a party, that is not waived by the required lenders or holders and the remedies sought by the holders of such indebtedness could make us unable to pay principal, premium, if any, and interest on the Notes and substantially decrease the market value of the Notes.
If we are unable to generate sufficient cash flow and are otherwise unable to obtain funds necessary to meet required payments of principal, premium, if any, and interest on our indebtedness, or if we otherwise fail to comply with the various covenants, including financial and operating covenants, in the instruments governing our indebtedness, we could default under the terms of the agreements governing such indebtedness. In the event of such default, the holders of such indebtedness could elect to declare all the funds borrowed thereunder to be due and payable, together with accrued and unpaid interest, the lenders under the Revolving Credit Facility or the Other Financing Facilities or other debt we may incur in the future could elect to terminate their commitments, cease making further loans and institute foreclosure proceedings against our assets, and we could be forced into bankruptcy or liquidation.
If our operating performance declines, we may, in the future, need to seek to obtain waivers from the required lenders or holders under the agreements governing our indebtedness, or other indebtedness that we may incur in the future, to avoid being in default. If we breach our covenants under the agreements governing our indebtedness and seek a waiver, we may not be able to obtain a waiver from the required lenders or holders. If this occurs, we would be in default and our lenders or debt holders could exercise their rights as described above, and we could be forced into bankruptcy or liquidation.
If we are unable to repay debt, lenders having secured obligations, including the lenders under the Revolving Credit Facility or the Other Financing Facilities, could proceed against the collateral securing the debt. Because our Revolving Credit Facility has, the indenture will have, and any future debt will likely have, customary cross-default provisions, if the indebtedness thereunder, hereunder or under any future credit facility is accelerated, we may be unable to repay or finance the amounts due. See “Description of Notes” in this prospectus supplement and “Description of Debt Securities” in the accompanying prospectus.
Change Of Control Repurchase Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event.
We may not be able to repurchase the Notes upon a Change of Control Repurchase Event because we may not have sufficient funds. Upon the occurrence of a Change of Control Repurchase Event, as defined in the indenture that will govern the Notes, as supplemented, subject to certain conditions, we will be required to offer to repurchase all outstanding Notes at 100% of their principal amount, plus accrued and unpaid interest. The source of funds for that purchase of Notes will be our available cash or cash generated from our operations or other potential sources, including borrowings, investment repayments, sales of assets or sales of equity. We cannot assure you that sufficient funds from such sources will be available at the time of any Change of Control Repurchase Event to make required repurchases of Notes tendered. The terms of the Revolving Credit Facility and certain of the Other Financing Facilities provide that certain change of control events will constitute an event of default thereunder entitling the lenders to accelerate any indebtedness outstanding under the credit facility at that time and to terminate the credit facility.
Any failure to comply with these provisions would constitute an event of default under each of the other agreements governing our indebtedness, including the indenture. Our future debt instruments also may contain similar restrictions and provisions. If the holders of the Notes exercise their right to require us to repurchase all the Notes upon a Change of Control Repurchase Event, the financial effect of this repurchase could cause a default under our future debt instruments, even if the Change of Control Repurchase Event itself would not cause a default. It is possible that we will not have sufficient funds at the time of the Change of Control Repurchase Event to make the required repurchase of the Notes or our other debt. See “Description of Notes — Offer to Repurchase Upon a Change of Control Repurchase Event.”
Cannot Assure an Active Trading Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
We cannot assure that an active trading market will be maintained for the Notes.
The Notes are a new issue of debt securities and there currently is no trading market for the Notes. We do not intend to apply for listing of the Notes on any securities exchange or for quotation of the Notes on any automated dealer quotation system. If no active trading market develops, you may not be able to resell your Notes at their fair market value or at all. If the Notes are traded after their initial issuance, they may trade at a discount from their initial offering price depending on prevailing interest rates, the market for similar securities, our credit ratings, general economic conditions, our financial condition, performance and prospects and other factors. Certain of the underwriters have advised us that they currently intend to make a market in the Notes but they are not obligated to do so. The underwriters may discontinue any market-making in the Notes at any time at their sole discretion. In addition, any market-making activity will be subject to limits imposed by law. Accordingly, we cannot assure you that a liquid trading market will be maintained for the Notes, that you will be able to sell your Notes at a particular time or that the price you receive when you sell will be favorable. To the extent an active trading market is not maintained, the liquidity and trading price for the Notes may be harmed. Accordingly, you may be required to bear the financial risk of an investment in the Notes for an indefinite period of time.